Earnings Per Share - Schedule of Loss Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Loss attributable to shareholders:
Loss attributable to equity holders of the parent, Basic	$ (203,707)	$ (196,282)
Loss attributable to shareholders, Basic	(203,707)	(196,282)
Loss attributable to equity holders of the parent, Diluted	(203,707)	(196,282)
Loss attributable to shareholders, Diluted	$ (203,707)	$ (196,282)
Weighted-average number of shares:
Issued shares at January 1, Basic	252,804,218	132,204,201
Effect of shares issued, Basic	1,141,056	0
Weighted-average number of shares, Basic	253,945,274	132,204,201
Issued shares at January 1, Diluted	252,804,218	132,204,201
Effect of shares issued, Diluted	1,141,056	0
Weighted-average number of shares, Diluted	253,945,274	132,204,201
Loss per share:
Loss per share, Basic	$ (0.8)	$ (1.48)
Loss per share:
Loss per share, Diluted	$ (0.8)	$ (1.48)